Convertible Promissory Notes (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Line of Credit Facility [Line Items]
Amortization of debt issuance costs	$ 142,000
Convertible Promissory Note
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity		$ 12,000,000
Short term borrowings	6,000,000
Additional proceeds from acquisition	$ 6,000,000
Interest rates	6.00%
Debt issuance costs	$ 142,000
Amortization of debt issuance costs	148,000
Gain (loss) on conversion of debt	(114,000)
Accrued interest	$ 0